Analysis of Net Debt - Schedule of Significant Borrowings (Detail) € in Millions, £ in Millions, SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 USD ($)
Disclosure of Significant Borrowings [line items]
Hedged to floating rate	[1]	$ (197)				$ (73)
Pound Sterling bonds [member] | Maturity year 2029 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.125%
Outstanding | £				£ 400
Final maturity		2029
Swiss Franc Bonds [member] | Maturity year 2022 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.375%
Outstanding | SFr					SFr 330
Final maturity		2022
Euro Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.75%
Outstanding | €			€ 600
Final maturity		2021
Euro Bonds [member] | Maturity year 2023 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.125%
Outstanding | €			750
Final maturity		2023
Hedged to floating rate | €			375
Euro Bonds [member] | Maturity year 2023 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		0.875%
Outstanding | €			500
Final maturity		2023
Euro Bonds [member] | Maturity year 2024 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.875%
Outstanding | €			600
Final maturity		2024
Euro Bonds [member] | Maturity year 2026 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.25%
Outstanding | €			750
Final maturity		2026
Euro Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.375%
Outstanding | €			600
Final maturity		2028
Euro Bonds [member] | Maturity year 2030 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.625%
Outstanding | €			€ 750
Final maturity		2030
US Dollar Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		5.75%
Outstanding		$ 400
Final maturity		2021
US Dollar Bonds [member] | Maturity year 2025 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.875%
Outstanding		$ 1,250
Final maturity		2025
Hedged to floating rate		$ 875
US Dollar Bonds [member] | Maturity year 2027 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.40%
Outstanding		$ 600
Final maturity		2027
US Dollar Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.95%
Outstanding		$ 900
Final maturity		2028
Hedged to floating rate		$ 500
US Dollar Bonds [member] | Maturity year 2033 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	[2]	6.40%
Outstanding	[2]	$ 213
Final maturity	[2]	2033
US Dollar Bonds [member] | Maturity year 2045 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		5.125%
Outstanding		$ 500
Final maturity		2045
US Dollar Bonds [member] | Maturity year 2047 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.40%
Outstanding		$ 400
Final maturity		2047
US Dollar Bonds [member] | Maturity year 2048 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.50%
Outstanding		$ 600
Final maturity		2048

[1]	The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.
[2]	The $300 million bond was issued in September 2003, and at the time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, $87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2020, the remaining fair value hedge adjustment on the hedged item on the Consolidated Balance Sheet was $38 million (2019: $42 million).